INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENTS
As at	September 30, 2026	December 31, 2025
DoD Solution	$640,049	$-
Windfall Geotek	28,571	71,429
	$668,620	$71,429